SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aggregate value		$ 34,500	$ 573,348
Issued an additional shares of common stock		310,695,330	301,230,828
Legal fees		$ 43,247	$ 84,457
Power Up Lending Group Ltd | Subsequent Event
Cash Proceeds	$ 125,330
OID amount	15,489
Repayment of convertible notes	144,569
Legal fees	3,000
Diligence fees	750
One-time interest charge	$ 17,348
Subsequent event description	Company’s common stock at a conversion price equal to 75% multiplied by the lowest trading price of the Company’s common stock during the 10 trading days prior to the applicable conversion date
Principal and interest payable	$ 16,191
March 2023 [Member]
Common stock issued		2,000,000
Common stock issued, value		$ 20,000
Aggregate value		$ 5,000
Issued an additional shares of common stock		500,000
Mast Hill Note 1 [Member]
Principal amount		$ 36,650
Fees paid		5,250
Boot Capital Note 1 [Member]
Principal amount		$ 6,250